UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: July 1, 2012 - June 30, 2013

Courtney R. Taylor

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Item 1: Proxy Voting Record Fund Name : Capital World Bond Fund Reporting Period : July 01, 2012 - June 30, 2013

Hawker Beechcraft Acquisition Company
	Ticker	Security ID:	Meeting Date		Meeting Status
		CUSIP 420122AF0	01/22/2013		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	To Accept the Plan	Mgmt	For	For	For

Hawker Beechcraft Acquisition Company
	Ticker	Security ID:	Meeting Date		Meeting Status
		CUSIP 420122AB9	01/22/2013		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	To Accept the Plan	Mgmt	For	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

(Registrant)

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 27, 2013